Structured Entities	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Structured Entities
NOTE 10:  STRUCTURED ENTITIES
The Bank uses structured entities for a variety of purposes including: (1) to facilitate the transfer of specified risks to clients; (2) as financing vehicles for itself or for clients; or (3) to segregate assets on behalf of investors. The Bank is typically restricted from accessing the assets of the structured entity under the relevant arrangements.
The Bank is involved with structured entities that it sponsors, as well as entities sponsored by third parties. Factors assessed when determining if the Bank is the sponsor of a structured entity include whether the Bank is the predominant user of the entity; whether the entity’s branding or marketing identity is linked with the Bank; and whether the Bank provides an implicit or explicit guarantee of the entity’s performance to investors or other third parties. The Bank is not considered to be the sponsor of a structured entity if it only provides arm’s-length
services to the entity, for example, by acting as administrator, distributor, custodian, asset manager, or loan servicer. Sponsorship of a structured entity may indicate that the Bank had power over the entity at inception; however, this is not sufficient to determine if the Bank consolidates the entity. Regardless of whether or not the Bank sponsors an entity, consolidation is determined on a case-by-case
basis.
(a)
SPONSORED STRUCTURED ENTITIES
The following section outlines the Bank’s involvement with key sponsored structured entities.
Securitizations
The Bank securitizes its own assets and facilitates the securitization of client assets through structured entities, such as conduits, which issue ABCP or other securitization entities which issue longer-dated
term securities. Securitizations are an important source of liquidity for the Bank, allowing it to diversify its funding sources and to optimize its balance sheet management approach.
The Bank sponsors both
single-seller
and
multi-seller
securitization conduits. Depending on the specifics of the entity, the variable returns absorbed through ABCP may be significantly mitigated by variable returns retained by the sellers. The Bank provides liquidity facilities to certain conduits for the benefit of ABCP investors which are structured as loan facilities between the Bank, as the sole liquidity lender, and the
Bank-sponsored
entity. If an entity experiences difficulty issuing ABCP due to illiquidity in the commercial market, the entity may draw on the loan facility, and use the proceeds to pay maturing ABCP. The ABCP issued by each multi-seller
conduit is in the conduit’s own name with recourse to the financial assets owned by the multi-seller
conduit, and is
non-recourse
to the Bank except through our participation in liquidity facilities. The Bank’s exposure to the variable returns of these conduits from its provision of liquidity facilities and any related commitments is mitigated by the sellers’ continued exposure to variable returns through the provision of first loss protection, as described below. The Bank provides administration and securities distribution services to its sponsored securitization conduits, which may result in it holding an investment in the ABCP issued by these entities. In some cases, the Bank may also provide credit enhancements or may transact derivatives with securitization conduits. The Bank earns fees from the conduits which are recognized when earned.
The Bank sells assets to
single-seller
conduits which it controls and consolidates. Control results from the Bank’s power over the entity’s key economic decisions, predominantly, the mix of assets sold into the conduit and exposure to the variable returns of the transferred assets, usually through a derivative or the provision of credit mitigation in the form of cash reserves, over-collateralization,
or guarantees over the performance of the entity’s portfolio of assets.
Multi-seller
conduits provide sellers with alternate sources of financing through the securitization of their assets. These conduits are similar to single-seller
conduits except that financial assets are purchased from more than one seller and commingled into a single portfolio of assets. Each transaction is structured with transaction-specific first loss protection provided by the third-party
seller. This enhancement can take various forms, including but not limited to overcollateralization, excess spread, subordinated classes of financial assets, guarantees or letters of credit. The Bank is typically deemed to have power over the entity’s key economic decisions, namely, the selection of sellers and related assets sold as well as other decisions related to the management of risk in the vehicle. Where the Bank has power over multi-seller
conduits, but is not exposed to significant variable returns it does not consolidate such entities. Where the Bank is exposed to variable returns of a multi-seller
conduit from provision of certain types of liquidity facilities, together with power over the entity as well as the ability to use its power to influence significant variable returns, the Bank consolidates the conduit.
Investment Funds and Other Asset Management Entities
As part of its asset management business, the Bank creates investment funds and trusts (including mutual funds), enabling it to provide its clients with a broad range of diversified exposure to different risk profiles, in accordance with the client’s risk appetite. Such entities may be actively managed or may be passively directed, for example, through the tracking of a specified index, depending on the entity’s investment strategy. Financing for these entities is obtained through the issuance of securities to investors, typically in the form of fund units. Based on each entity’s specific strategy and risk profile, the proceeds from this issuance are used by the entity to purchase a portfolio of assets. An entity’s portfolio may contain investments in securities, derivatives, or other assets, including cash. At the inception of a new investment fund or trust, the Bank will typically invest an amount of seed capital in the entity, allowing it to establish a performance history in the market. Over time, the Bank sells its seed capital holdings to third-party
investors, as the entity’s AUM increases. As a result, the Bank’s holding of seed capital investment in its own sponsored investment funds and trusts is typically not significant to the Consolidated Financial Statements. Aside from any seed capital investments, the Bank’s interest in these entities is generally limited to fees earned for the provision of asset management services. The Bank does not typically provide guarantees over the performance of these funds.
The Bank is typically considered to have power over the key economic decisions of sponsored asset management entities; however, it does not consolidate an entity unless it is also exposed to significant variable returns of the entity. This determination is made on a case-by-case
basis, in accordance with the Bank’s consolidation policy.

Financing Vehicles
The Bank may use structured entities to provide a cost-effective means of financing its operations, including raising capital or obtaining funding. These structured entities include TD Covered Bond (Legislative) Guarantor Limited Partnership (the “Covered Bond Entity”).
The Bank issues, or has issued, debt under its covered bond program where the principal and interest payments of the notes are guaranteed by the Covered Bond Entity. The Bank sold a portfolio of assets to the Covered Bond Entity and provided a loan to the Covered Bond Entity to facilitate the purchase. The Bank is restricted from accessing the Covered Bond Entity’s assets under the relevant agreement. Investors in the Bank’s covered bonds may have recourse to the Bank should the assets of the Covered Bond Entity be insufficient to satisfy the covered bond liabilities. The Bank consolidates the Covered Bond Entity as it has power over the key economic activities and retains all the variable returns in this entity.
(b)
THIRD-PARTY
SPONSORED STRUCTURED ENTITIES
In addition to structured entities sponsored by the Bank, the Bank is also involved with structured entities sponsored by third parties. Key involvement with third-party
sponsored structured entities is described in the following section.
Third-party
Sponsored Securitization Programs
The Bank participates in the securitization programs of government-sponsored structured entities, including the CMHC, a Crown corporation of the Government of Canada, and similar U.S. government-sponsored entities. CMHC guarantees both NHA MBS and CMB which are issued through the CHT.
The Bank is exposed to the variable returns in the CHT, through its retention of seller swaps resulting from its participation in the CHT program. The Bank does not have power over the CHT as its key economic activities are controlled by the Government of Canada. The Bank’s exposure to the CHT is included in the balance of residential mortgage loans as noted in Note 9, and is not disclosed in the table accompanying this Note.
The Bank participates in the securitization programs sponsored by U.S. government agencies. The Bank is not exposed to significant variable returns from these agencies and does not have power over the key economic activities of these agencies, which are controlled by the U.S. government.
Investment Holdings and Derivatives
The Bank may hold interests in
third-party
structured entities, predominantly in the form of direct investments in securities or partnership interests issued by those structured entities, or through derivatives transacted with counterparties which are structured entities. Investments in, and derivatives with, structured entities are recognized on the Bank’s Consolidated Balance Sheet. The Bank does not typically consolidate third-party
structured entities where its involvement is limited to investment holdings and/or derivatives as the Bank would not generally have power over the key economic decisions of these entities.
Financing Transactions
In the normal course of business, the Bank may enter into financing transactions with third-party
structured entities including commercial loans, reverse repurchase agreements, prime brokerage margin lending, and similar collateralized lending transactions. While such transactions expose the Bank to the structured entities’ counterparty credit risk, this exposure is mitigated by the collateral related to these transactions. The Bank typically has neither power nor significant variable returns due to financing transactions with structured entities and would not generally consolidate such entities. Financing transactions with third-party
sponsored structured entities are included on the Bank’s Consolidated Financial Statements and have not been included in the table accompanying this Note.
Arm’s-length
Servicing Relationships
In addition to the involvement outlined above, the Bank may also provide services to structured entities on an arm’s-length
basis, for example as
sub-advisor
to an investment fund or asset servicer. Similarly, the Bank’s asset management services provided to institutional investors may include transactions with structured entities. As a consequence of providing these services, the Bank may be exposed to variable returns from these structured entities, for example, through the receipt of fees or short-term exposure to the structured entity’s securities. Any such exposure is typically mitigated by collateral or some other contractual arrangement with the structured entity or its sponsor. The Bank generally has neither power nor significant variable returns from the provision of arm’s-length
services to a structured entity and, consequently does not consolidate such entities. Fees and other exposures through servicing relationships are included on the Bank’s Consolidated Financial Statements and have not been included in the table accompanying this Note.
(c)
INVOLVEMENT WITH CONSOLIDATED STRUCTURED ENTITIES
Securitizations
The Bank securitizes credit card receivables through securitization entities, predominantly single-seller conduits. These conduits are consolidated by the Bank based on the factors described above. Aside from the exposure resulting from its involvement as seller and sponsor of consolidated securitization conduits described above, including the liquidity facilities provided, the Bank has no contractual or non-contractual
arrangements to provide financial support to consolidated securitization conduits. The Bank’s interests in securitization conduits generally rank senior to interests held by other parties, in accordance with the Bank’s investment and risk policies. As a result, the Bank has no significant obligations to absorb losses before other holders of securitization issuances.
Other Consolidated Structured Entities
Depending on the specific facts and circumstances of the Bank’s involvement with structured entities, the Bank may consolidate asset management entities, financing vehicles, or third-party sponsored structured entities, based on the factors described above. Aside from its exposure resulting from its involvement as sponsor or investor in the structured entities as previously discussed, the Bank does not typically have other contractual or non-contractual
arrangements to provide financial support to these consolidated structured entities.

(d)
INVOLVEMENT WITH UNCONSOLIDATED STRUCTURED ENTITIES
The following table presents information related to the Bank’s unconsolidated structured entities. Unconsolidated structured entities include both TD and third-party sponsored entities. Securitizations include holdings in
TD-sponsored
multi-seller conduits, as well as third-party sponsored mortgage and asset-backed securitizations, including government-sponsored agency securities such as CMBs, and U.S. government agency issuances. Investment Funds and Trusts include holdings in third-party funds and trusts, as well as holdings in
TD-sponsored
asset management funds and trusts and commitments to certain U.S. municipal funds. Amounts in Other are mainly related to investments in community-based U.S.
tax-advantage
entities described in Note 12. These holdings do not result in the consolidation of these entities as TD does not have power over these entities.

Carrying Amount and Maximum Exposure to Unconsolidated Structured Entities
(millions of Canadian dollars)							As at
			October 31, 2023				October 31, 2022
	Securitizations	Investment funds and trusts	Other	Total	Securitizations	Investment funds and trusts	Other	Total

FINANCIAL ASSETS
Trading loans, securities, and other	$7,190	$930	$–	$8,120	$10,046	$976	$–	$11,022
Non-trading financial assets at fair value through profit or loss	2,163	738	107	3,008	6,167	806	51	7,024
Derivatives 1	–	401	–	401	–	608	–	608
Financial assets designated at fair value through profit or loss	–	268	–	268	–	18	–	18
Financial assets at fair value through other comprehensive income	25,956	3,714	7	29,677	23,795	3,667	–	27,462
Debt securities at amortized cost, net of allowance for credit losses	134,503	1,153	–	135,656	155,178	568	–	155,746
Loans	4,560	4	–	4,564	4,550	4	–	4,554

Other	5	107	4,657	4,769	5	–	3,488	3,493

Total assets	174,377	7,315	4,771	186,463	199,741	6,647	3,539	209,927

FINANCIAL LIABILITIES
Deposits	–	–	839	839	–	–	–	–
Derivatives 1	–	50	–	50	–	270	–	270

Obligations related to securities sold short	4,126	333	–	4,459	2,172	332	–	2,504

Total liabilities	4,126	383	839	5,348	2,172	602	–	2,774

Off-balance sheet exposure 2	19,904	3,965	2,294	26,163	16,083	4,983	1,972	23,038
Maximum exposure to loss from involvement with unconsolidated structured entities	$190,155	$10,897	$6,226	$207,278	$213,652	$11,028	$5,511	$230,191

Size of sponsored unconsolidated structured entities 3	$14,032	$33,744	$39	$47,815	$11,515	$33,800	$–	$45,315

1
Derivatives primarily subject to vanilla interest rate or foreign exchange risk are not included in these amounts as those derivatives are designed to align the structured entity’s cash flows with risks absorbed by investors and are not predominantly designed to expose the Bank to variable returns created by the entity.

2
For the purposes of this disclosure,
off-balance
sheet exposure represents the notional value of liquidity facilities, guarantees, or other off-balance
sheet commitments without considering the effect of collateral or other credit enhancements.

3
The size of sponsored unconsolidated structured entities is provided based on the most appropriate measure of size for the type of entity: (1) The par value of notes issued by securitization conduits and similar liability issuers; (2) the total AUM of investment funds and trusts; and (3) the total fair value of partnership or equity shares in issue for partnerships and similar equity issuers.

Sponsored Unconsolidated Structured Entities in which the Bank has no Significant Investment at the End of the Period
Sponsored unconsolidated structured entities in which the Bank has no significant investment at the end of the period are predominantly investment funds and trusts created for the asset management business. The Bank would not typically hold investments, with the exception of seed capital, in these structured entities. However, the Bank continues to earn fees from asset management services provided to these entities, some of which could be based on the performance of the fund. Fees payable are generally senior in the entity’s priority of payment and would also be backed by collateral, limiting the Bank’s exposure to loss from these entities. The Bank earned non-interest
income of $2.1 billion (October 31, 2022 – $2.3 billion) from its involvement with these asset management entities for the year ended October 31, 2023, of which $1.9 billion (October 31, 2022 – $2.0 billion) was received directly from these entities. The total AUM in these entities as at October 31, 2023 was $253.1 billion (October 31, 2022 – $251.7 billion). Any assets transferred by the Bank during the period are commingled with assets obtained from third parties in the market. Except as previously disclosed, the Bank has no contractual or non-contractual
arrangements to provide financial support to unconsolidated structured entities.